Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,027,000
Previously Paid Amount	0.00
Total Fee Amount	463.43
Total Offset Amount	0.00
Net Fee	463.43
Narrative - Max Aggregate Offering Price	$ 3,027,000
Final Prospectus	true